Note 19 - Trade Receivables (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, trade receivables	R$ 83.1	R$ 82.1